TAXES ON INCOME - Carry forward tax losses (Details) € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
TAXES ON INCOME
Deferred tax assets relating to carry forward tax losses as described above, and deductible temporary differences, are not included		$ 21,113			$ 26,194
Israel
TAXES ON INCOME
Carry forward losses for tax purposes	₪ 236,130,000	67,102		₪ 249,552,000	80,242		₪ 254,320,000	$ 79,104
Europe
TAXES ON INCOME
Carry forward losses for tax purposes		23,689	€ 22,212,000		19,270	€ 17,026,000		20,532	€ 16,737,000
U.S.
TAXES ON INCOME
Carry forward losses for tax purposes		$ 10,716			$ 8,866			$ 7,743